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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number 811-21989
Nicholas-Applegate Equity & Convertible Income Fund

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas New York, New York	10105

(Address of principal executive offices)	(Zip code)
Lawrence G. Altadonna — 1345 Avenue of the Americas New York, New York 10105

(Name and address of agent for service)
Registrant’s telephone number, including area code: 212-739-3371
Date of fiscal year end: January 31, 2010
Date of reporting period: April 30, 2009
Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

TABLE OF CONTENTS

Item 1. Schedule of Investments
Item 2. Controls and Procedures
Item 3. Exhibits
SIGNATURES
Item 1. Schedule of Investments
Nicholas-Applegate Equity & Convertible Income Fund Schedule of Investments
April 30, 2009 (unaudited)

Shares
(000)		Value*

COMMON STOCK-69.0%
	Aerospace/Defense-1.8%
74	L-3 Communications Holdings, Inc.	$5,657,945

	Automotive-2.3%
497	Ford Motor Co. (f)	2,973,746
226	Johnson Controls, Inc.	4,294,359

		7,268,105

	Beverages-6.4%
223	Coca-Cola Co.	9,608,416
127	Molson Coors Brewing Co.—Cl. B	4,869,225
114	PepsiCo, Inc.	5,672,640

		20,150,281

	Commercial Services-1.6%
140	McKesson Corp.	5,180,000

	Communications Equipment-1.5%
156	Harris Corp.	4,755,190

	Computers-5.0%
379	EMC Corp. (f)	4,743,858
67	International Business Machines Corp.	6,894,428
61	Research In Motion Ltd. (f)	4,225,600

		15,863,886

	Cosmetics/Personal Care-1.9%
121	Procter & Gamble Co.	6,002,016

	Diversified Financial Services-0.9%
84	J.P. Morgan Chase & Co.	2,765,400

	Electric Utilities-2.7%
92	Constellation Energy Group, Inc.	2,215,360
54	Entergy Corp.	3,510,664
154	NRG Energy, Inc. (f)	2,768,902

		8,494,926

	Electronics-1.6%
149	Amphenol Corp. —Cl. A	5,042,160

	Energy Equipment & Services-1.6%
69	Diamond Offshore Drilling, Inc.	4,989,049

	Healthcare Products-5.3%
111	Baxter International, Inc.	5,388,350
164	Gilead Sciences, Inc. (f)	7,511,200
27	Intuitive Surgical, Inc. (f)	3,876,398

		16,775,948

	Insurance-2.6%
53	Metlife, Inc.	1,582,224
145	Platinum Underwriters Holdings Ltd.	4,177,404
87	Prudential Financial, Inc.	2,512,560

		8,272,188

	Internet-1.8%
14	Google, Inc. —Cl. A (f)	5,543,580

	Machinery-3.2%
137	AGCO Corp. (f)	3,331,530
101	Deere & Co.	4,163,134
108	Joy Global, Inc.	2,748,900

		10,243,564

	Manufacturing-1.0%
122	General Electric Co.	1,549,106
142	Textron, Inc.	1,527,952

		3,077,058

	Metals & Mining-1.7%
70	Freeport-McMoRan Copper & Gold, Inc.	2,985,500
97	Peabody Energy Corp.	2,546,635

		5,532,135

	Oil & Gas-3.8%
96	National Oilwell Varco, Inc. (f)	2,900,824
90	Occidental Petroleum Corp.	5,054,842
81	Schlumberger Ltd.	3,987,786

		11,943,452

Nicholas-Applegate Equity & Convertible Income Fund Schedule of Investments
April 30, 2009 (unaudited)

Shares
(000)		Value*

	Pharmaceuticals-4.2%
137	Abbott Laboratories	$5,733,450
172	Medco Health Solutions, Inc. (f)	7,508,020

		13,241,470

	Retail-3.8%
119	McDonald’s Corp.	6,325,523
139	Target Corp.	5,718,636

		12,044,159

	Semi-conductors-3.4%
355	Intel Corp.	5,594,010
289	Texas Instruments, Inc.	5,215,728

		10,809,738

	Software-5.2%
463	Microsoft Corp.	9,385,323
367	Oracle Corp.	7,103,582

		16,488,905

	Telecommunications-5.7%
314	Cisco Systems, Inc. (f)	6,060,684
142	Qualcomm, Inc.	6,000,976
202	Verizon Communications, Inc.	6,128,680

		18,190,340

	Total Common Stock (cost-$370,282,329)	218,331,495

CONVERTIBLE BONDS & NOTES-13.8%

Principal
Amount		Credit Rating
(000)		(Moody’s/S&P)
	Advertising-1.3%
$4,415	Interpublic Group of Cos., Inc., 4.25%, 3/15/23	Ba3/B+	3,990,056

	Commercial Services-2.1%
2,850	Alliance Data Systems Corp., 1.75%, 8/1/13 (b) (c)	NR/NR	2,212,312
4,800	Bowne & Co., Inc., 6.00%, 10/1/33 (e)	B3/CCC+	4,590,000

			6,802,312

	Computers-1.5%
4,925	Maxtor Corp., 6.80%, 4/30/10	Ba3/NR	4,875,750

	Electrical Components & Equipment-1.1%
800	EnerSys, 3.375%, 6/1/38 (e)	B2/BB	593,000
4,605	JA Solar Holdings Co., Ltd., 4.50%, 5/15/13	NR/NR	2,855,100

			3,448,100

	Entertainment-1.3%
4,300	Regal Entertainment Group, 6.25%, 3/15/11 (b) (c)	NR/NR	4,015,125

	Oil & Gas-1.4%
1,250	Nabors Industries, Inc., 0.94%, 5/15/11	NR/BBB+	1,142,188
3,845	Transocean, Inc., 1.50%, 12/15/37, Ser. C	Baa2/BBB+	3,306,700

			4,448,888

	Pharmaceuticals-0.9%
1,600	Mylan, Inc., 1.25%, 3/15/12	NR/B+	1,422,000
1,850	Omnicare, Inc., 3.25%, 12/15/35	B3/B+	1,276,500

			2,698,500

	Real Estate (REIT)-2.5%
5,950	Developers Diversified Realty Corp., 3.00%, 3/15/12	NR/BB+	3,242,750
1,380	Health Care REIT, Inc., 4.75%, 12/1/26	Baa2/BBB-	1,321,350
3,715	Vornado Realty Trust, 3.625%, 11/15/26	Baa2/BBB	3,334,213

			7,898,313

	Telecommunications-1.7%
1,335	Anixter International, Inc., 1.00%, 2/15/13	NR/BB-	1,128,075
4,700	NII Holdings, Inc., 3.125%, 6/15/12	NR/NR	3,454,500
3,730	Nortel Networks Corp., 2.125%, 4/15/14 (i)	NR/NR	876,550

			5,459,125

	Total Convertible Bonds & Notes (cost-$49,807,083)		43,636,169

Nicholas-Applegate Equity & Convertible Income Fund Schedule of Investments
April 30, 2009 (unaudited)

Shares			Credit Rating
(000)			(Moody’s/S&P)	Value*

CONVERTIBLE PREFERRED STOCK-11.8%
		Agriculture-0.8%
39		Bunge Ltd., 4.875%, 12/31/49	Ba1/BB	$2,672,350

		Commercial Services-0.5%
102		United Rentals, Inc., 6.50%, 8/1/28	Caa1/B-	1,408,688

		Diversified Financial Services-4.3%
		Bank of America Corp.,
4		7.25%, 12/31/49, Ser. L	B3/BB-	2,437,825
68		10.00%, 5/11/09, Ser. JNJ (Johnson & Johnson) (g)	A2/AA	3,349,084
94		Citigroup, Inc., 6.50%, 12/31/49, Ser. T	Ca/C	2,976,720
28		Eksportfinans AS, 10.00%, 6/13/09, Ser. AAPL (Apple, Inc.) (g)	Aa1/AA+	3,699,315
209		Lehman Brothers Holdings, Inc., 6.00%, 10/12/10, Ser. GIS (General Mills, Inc.) (g) (h) (i)	NR/NR	673,534
33		Lehman Brothers Holdings, Inc., 28.00%, 3/6/09, Ser. RIG (Transocean, Inc.) (g) (h) (i)	NR/NR	455,285
—	(a)	Preferred Blocker, Inc., 7.00%, 12/31/49 (b) (c)	NR/C	30,006

				13,621,769

		Electric Utilities -1.1%
102		AES Trust III, 6.75%, 10/15/29	B3/B	3,584,726

		Hand/Machine Tools-1.1%
5		Stanley Works, 5.125%, 5/17/12 (d)	A3/BBB+	3,478,800

		Investment Companies-0.7%
62		Vale Capital Ltd., 5.50%, 6/15/10, Ser. RIO (Compania Vale do Rio Doce) (g)	NR/NR	2,161,868

		Oil & Gas-0.5%
27		Chesapeake Energy Corp., 5.00%, 12/31/49	NR/B	1,723,050

		Pharmaceuticals-1.1%
17		Schering-Plough Corp., 6.00%, 8/13/10	Baa3/BBB	3,502,359

		Real Estate (REIT)-0.3%
207		FelCor Lodging Trust, Inc., 1.95%, 12/31/49, Ser. A	Caa2/C	970,164

		Telecommunications-1.4%
98		Crown Castle International Corp., 6.25%, 8/15/12	NR/NR	4,500,496

		Total Convertible Preferred Stock (cost-$72,321,499)		37,624,270

Principal
Amount
(000)

CORPORATE BONDS & NOTES-3.7%
	Apparel-0.2%
$500	Levi Strauss & Co., 9.75%, 1/15/15	B2/B+	475,000

	Computers-0.4%
2,300	Unisys Corp., 8.00%, 10/15/12	Caa1/B	1,322,500

	Diversified Financial Services-0.1%
400	GMAC LLC, 6.75%, 12/1/14 (b) (c)	NR/CCC	316,000

	Healthcare-Services-0.1%
400	HCA, Inc., 9.25%, 11/15/16	B2/BB-	397,000

	Miscellaneous Manufacturing-0.2%
1,000	Polypore, Inc., 8.75%, 5/15/12	B3/B-	780,000

	Oil & Gas-1.0%
4,340	Dynegy Holdings, Inc., 7.75%, 6/1/19	B3/B	3,211,600

	Paper Products-0.2%
1,000	Neenah Paper, Inc., 7.375%, 11/15/14	B2/B+	490,000

	Telecommunications-1.5%
4,600	Millicom International Cellular S.A., 10.00%, 12/1/13, GDR	B1/NR	4,623,000

	Total Corporate Bonds & Notes (cost-$14,349,440)		11,615,100

Nicholas-Applegate Equity & Convertible Income Fund Schedule of Investments
April 30, 2009 (unaudited)

Principal
Amount
(000)		Value*

U.S. GOVERNMENT SECURITIES-0.7%
$2,000	United States Treasury Notes, 12.50%, 8/15/14 (cost-$2,197,500)	$2,068,126

SHORT-TERM INVESTMENT 0.6%
	Time Deposit 0.6%
1,966	Wells Fargo—Grand Cayman, 0.03%, 5/1/09 (cost-$1,966,114)	1,966,114

	Total Investments (cost-$510,923,965)-99.6%	315,241,274

	Other assets less liabilities -0.4%	1,320,324

	Net Assets-100.0%	$316,561,598

Notes to Schedules of Investments:

*	Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. Market value is generally determined on the basis of last reported sales prices, or if no sales are reported, based on quotes obtained from a quotation reporting system, established market makers, or independent pricing services.

Portfolio securities and other financial instruments for which market quotations are not readily available or if a development/event occurs that may significantly impact the value of a security, are fair-valued, in good faith, pursuant to procedures established by the Board of Trustees or persons acting at their discretion pursuant to procedures established by the Board of Trustees. The Fund’s investments, including over-the-counter options, are valued daily using prices supplied by an independent pricing service or dealer quotations, or by using the last sale price on the exchange that is the primary market for such securities, or the mean between the last quoted bid and ask price for those securities for which the over-the-counter market is the primary market or for listed securities in which there were no sales. Independent pricing services use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Synthetic convertible securities are valued based on quotations obtained from unaffiliated brokers who are the principal market-makers in such securities. Such valuations are derived by the brokers from proprietary models which are generally based on readily available market information including valuations of the common stock underlying the synthetic security, and the volatility observed in the market on such common stocks. Exchange traded options are valued at the settlement price determined by the relevant exchange. Short-term securities maturing in 60 days or less are valued at amortized cost, if their original term to maturity was 60 days less, or by amortizing their value on the 61st day prior to maturity, if the original term to maturity exceeded 60 days.

The prices used by the Fund to value securities may differ from the value that would be realized if the securities were sold and these differences could be material. The Fund’s net asset value is normally determined daily as of the close of regular trading (normally, 4:00 p.m. Eastern time) on the New York Stock Exchange (“NYSE”) on each day the NYSE is open for business.

(a)	Less than 500.

(b)	144A security—Exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.

(c)	Private Placement. Restricted as to resale and may not have a readily available market. Securities with an aggregate market value of $6,573,443, representing 2.08% of net assets.

(d)	Variable rate security. Interest rate disclosed reflects the rate in effect on April 30, 2009.

(e)	Step Bond: Coupon is a fixed rate for an initial period then resets at a specific date and rate.

(f)	Non-income producing.

(g)	Securities exchangeable or convertible into securities of an entity different than the issuer or structured by the issuer to provide exposure to securities of an entity different than the issuer. Such entity is identified in the parenthetical.

(h)	Fair-valued—Securities with an aggregate value of $1,128,819 representing 0.36% of net assets.

(i)	In default.
Glossary:
GDR-Global Depositary Receipt
NR-Not Rated
REIT-Real Estate Investment Trust

Nicholas-Applegate Equity & Convertible Income Fund Schedule of Investments
April 30, 2009 (unaudited)
Fair Value Measurements
The Fund has adopted Financial Accounting Standard Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“SFAS 157”). This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosure about the use of the fair value measurements. Under this standard, fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e. the “exit price”) in an orderly transaction between market participants. The three levels of the fair value hierarchy under SFAS 157 are described below:
•	Level 1 — quoted prices in active markets for identical investments that the portfolio has the ability to access

•	Level 2 — valuations based on other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.) or quotes from inactive exchanges

•	Level 3 — valuations based on significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
An investment asset or liability’s level within the fair value hierarchy is based on the lowest level input, individually or in the aggregate, that is significant to fair value measurement.
The valuation techniques used by the Fund to measure fair value during the three months ended April 30, 2009 maximized the use of observable inputs and minimized the use of unobservable inputs. The Fund utilized the following fair value technique on Level 3 investments: Multi-dimensional relational pricing model.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used as of April 30, 2009 in valuing the Fund’s investments carried at value:

	Investments in Securities
Valuation Inputs	Assets	Liabilities

Level 1 — Quoted Prices	$249,744,660	$—
Level 2 — Other Significant Observable Inputs	64,367,795	—
Level 3 — Significant Unobservable Inputs	1,128,819	—

Total	$315,241,274	$—

A roll forward of fair value measurement using significant unobservable inputs (Level 3) as of April 30, 2009, were as follows:

Investments in
Securities

Beginning balance, January 31, 2009	$7,854,048
Net purchases (sales) and settlements	(9,225,492)
Accrued discounts (premiums)	—
Total realized and unrealized gain (loss)	2,500,263
Transfers in and/or out of Level 3	—

Ending balance, April 30. 2009	$1,128,819

Item 2. Controls and Procedures
a) The registrant’s President & Chief Executive Officer and Treasurer, Principal Financial & Accounting Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a -3(c))), as amended are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.
(b) There were no significant changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a -3(d))) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 3. Exhibits
     (a) Exhibit 99.302 Cert. — Certification pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Registrant: Nicholas-Applegate Equity & Convertible Income Fund

By	/s/ Brian S. Shlissel
President & Chief Executive Officer

Date: June 19, 2009

By	/s/ Lawrence G. Altadonna
Treasurer, Principal Financial & Accounting Officer

Date: June 19, 2009
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Brian S. Shlissel
President & Chief Executive Officer

Date: June 19, 2009

By	/s/ Lawrence G. Altadonna
Treasurer, Principal Financial & Accounting Officer

Date: June 19, 2009